Net debt	12 Months Ended
Dec. 31, 2024
Disclosure Of Net Debt [Abstract]
Net debt

30. Net debt

	Listing exchange	2024 £m	2023 £m
Current assets:
Liquid investments		21	42
Cash and cash equivalents		3,870	2,936
		3,891	2,978
Short-term borrowings:
Commercial paper		–	(815)
Bank loans, overdrafts and other		(762)	(191)
3.000% US$ US Medium Term Note 2024	New York Stock Exchange	–	(784)
1.375% € Euro Medium Term Note 2024	London Stock Exchange	–	(867)
4.000% € Euro Medium Term Note 2025	London Stock Exchange	(622)	–
3.625% US$ US Medium Term Note 2025	New York Stock Exchange	(797)	–
Lease liabilities		(168)	(156)
		(2,349)	(2,813)
Long-term borrowings:
4.000% € Euro Medium Term Note 2025	London Stock Exchange	–	(650)
3.625% US$ US Medium Term Note 2025	New York Stock Exchange	–	(783)
1.000% € Euro Medium Term Note 2026	London Stock Exchange	(581)	(608)
1.250% € Euro Medium Term Note 2026	London Stock Exchange	(829)	(867)
3.000% € Euro Medium Term Note 2027	London Stock Exchange	(414)	(434)
3.375% £ Euro Medium Term Note 2027	London Stock Exchange	(307)	(306)
3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,393)	(1,370)
0.883% ¥ Euro Medium Term Note 2028	London Stock Exchange	(216)	(235)
1.250% £ Euro Medium Term Note 2028	London Stock Exchange	(746)	(745)
3.375% US$ US Medium Term Note 2029	New York Stock Exchange	(792)	(778)
1.375% € Euro Medium Term Note 2029	London Stock Exchange	(414)	(433)
1.750% € Euro Medium Term Note 2030	London Stock Exchange	(621)	(650)
2.875% € Euro Medium Term Note 2031	London Stock Exchange	(576)	–
3.125% € Euro Medium Term Note 2032	London Stock Exchange	(577)	(604)
5.250% £ Euro Medium Term Note 2033	London Stock Exchange	(567)	(566)
5.375% US$ US Medium Term Note 2034	London Stock Exchange	(396)	(390)
1.625% £ Euro Medium Term Note 2035	London Stock Exchange	(745)	(745)
3.250% € Euro Medium Term Note 2036	London Stock Exchange	(494)	–
6.375% US$ US Medium Note 2038	New York Stock Exchange	(2,176)	(2,139)
6.375% £ Euro Medium Term Note 2039	London Stock Exchange	(627)	(627)
5.250% £ Euro Medium Term Note 2042	London Stock Exchange	(472)	(472)
4.200% US$ US Medium Term Note 2043	New York Stock Exchange	(392)	(385)
4.250% £ Euro Medium Term Note 2045	London Stock Exchange	(366)	(366)
Other long-term borrowings		(2)	(1)
Lease liabilities		(934)	(1,051)
		(14,637)	(15,205)
Net debt		(13,095)	(15,040)
30. Net debt continued
Current assets
Liquid investments are classified as financial assets at amortised cost. At 31 December 2024, they included US Treasury Notes and other government bonds. The effective interest rate on liquid investments at 31 December 2024 was approximately 4.3%
(2023: approximately 0.9%). Liquid investment balances at 31 December 2024 earning interest at floating rates amount to £11 million (2023: £31 million). Liquid investment balances at 31 December 2024 earning interest at fixed rates amount to £10 million
(2023: £11 million).
Balances reported within cash and cash equivalents have an original maturity of three months or less. The effective interest rate on cash and cash equivalents at 31 December 2024 was approximately 4.8% (2023: approximately 4.7%). Cash and cash equivalents at 31 December 2024 earning interest at floating and fixed rates amounted to £3,746 million and £1 million respectively (2023:
£2,720 million and £38 million) and non-interest bearing holdings amounted to £123 million (2023: £178 million).
GSK’s policy regarding the credit quality of cash and cash equivalents is set out in Note 44, ‘Financial instruments and related disclosures’.
Short-term borrowings
GSK has a $10 billion (£8.0 billion) US commercial paper programme. There was no US commercial paper in issue at
31 December 2024 (2023: $850 million (£667 million)). GSK has a £5 billion Euro commercial paper programme. There was no
Euro commercial paper in issue at 31 December 2024 (2023: €170 million (£148 million)). GSK has £1.6 billion of three-year committed facilities and $2.2 billion (£1.8 billion) of 364 day committed facilities. The three-year committed facilities were signed in
February 2022 and extended by one year in August 2024 to September 2027. The 364-day committed facilities were signed in
September 2024. All facilities were undrawn at 31 December 2024.
There was no commercial paper in issue at 31 December 2024. The weighted average interest rate on commercial paper borrowings at 31 December 2023 was 5.1%.
The weighted average interest rate on current bank loans and overdrafts at 31 December 2024 was 3.4% (2023: 4.6%).
The average effective pre-swap interest rate of notes classified as short-term at 31 December 2024 was 3.9% (2023: 2.4%).
Long-term borrowings
At 31 December 2024 GSK had long-term borrowings of £14.6 billion (2023: £15.2 billion), of which £8.4 billion (2023: £8.7 billion)
fell due in more than five years.
The average effective pre-swap interest rate of all notes in issue at 31 December 2024 was approximately 3.8% (2023:
approximately 3.7%).
Long-term borrowings repayable after five years carry interest at effective rates between 1.7% and 6.4% (2023: 1.5% and 6.6%), with repayment dates ranging from 2030 to 2045 (2023: 2029 to 2045).
During 2023, through a bilateral buyback of outstanding Sterling Notes, GSK repurchased £76 million of the 5.250% £ Euro
Medium Term Note 2033 and £69 million of the 6.375% £ Euro Medium Term Note 2039.
Effective rates shown for 2023 exclude the impact of one-off premiums associated with the repurchase of the Sterling Notes.
Pledged assets
The Group held pledged investments in US Treasury Notes with a par value of $26 million (£21 million), (2023: $54 million
(£42 million)) as security against irrevocable letters of credit issued on the Group’s behalf in respect of the Group’s self-insurance activity. Provisions in respect of self-insurance are included within the provisions for legal and other disputes discussed in Note 32,
'Other provisions’.
Lease liabilities
The total cash outflow for leases for the year ended 31 December 2024 was £256 million (2023: £197 million).
The maturity analysis of discounted lease liabilities recognised on the Group balance sheet is as follows:

	2024 £m	2023 £m
Rental payments due within one year	168	156
Rental payments due between one and two years	222	214
Rental payments due between two and three years	146	134
Rental payments due between three and four years	109	114
Rental payments due between four and five years	73	88
Rental payments due after five years	384	501
Total lease liabilities	1,102	1,207